Material Accounting Policies and Judgments (Tables)	12 Months Ended
Mar. 31, 2025
Accounting policies, accounting estimates and errors [Abstract]
Principal Subsidiaries
The Company’s principal subsidiaries during the year ended March 31, 2025 are as follows:

Major subsidiaries	Domicile	Principal Activity	Percentage Ownership	Functional Currency
Aurora Cannabis Enterprises Inc.	Canada	Corporate	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	Germany	Propagation and distribution	100%	European Euro
TerraFarma Inc.	Canada	Propagation facility	100%	Canadian Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	Canada	Propagation facility	100%	Canadian Dollar
Bevo Agtech Inc. (“Bevo”)	Canada	Plant propagation facilities and headquarters	50.1%	Canadian Dollar
CannaHealth Therapeutics Inc.	Canada	Patient counselling	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	Canada	Insurance	100%	Canadian Dollar
Indica Industries Pty Ltd. (“MedReleaf Australia”)	Australia	Distribution of cannabis	100%	Australian Dollar

Revisions of Previously Issued Financial Statements
The following is a summary of the impact to the Company’s previously filed audited consolidated financial statements and unaudited condensed consolidated interim financial statements:

March 31, 2024	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	113,439	22,656	136,095
Restricted cash	65,782	(22,656)	43,126
Total current assets	426,605	—	426,605

Consolidated statements of cash flows - year ended
Investing activities
Restricted cash	—	2,123	2,123
Net cash used in investing activities	(5,486)	2,123	(3,363)
Decrease in cash and cash equivalents	(121,620)	2,123	(119,497)
Increase in restricted cash	118	(118)	—
Cash and cash equivalents, beginning of period	234,942	20,650	255,592
Cash and cash equivalents, end of period	113,439	22,656	136,095

June 30, 2024 - (Unaudited)	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	115,487	22,723	138,210
Restricted cash	66,680	(22,723)	43,957
Inventory	165,754	(1,629)	164,125
Total current assets	439,366	(1,629)	437,737
Property, plant and equipment	283,729	(261)	283,468
Deferred tax assets	14,679	489	15,168
Total assets	838,689	(1,401)	837,288
Liabilities
Lease liabilities long term	44,906	257	45,163
Deficit	(6,366,257)	(1,658)	(6,367,915)
Total liabilities and equity	838,689	(1,401)	837,288

Consolidated statements of income (loss) and comprehensive income (loss) - three months ended
Cost of sales	53,310	1,629	54,939
Gross profit	44,546	(1,629)	42,917
General and administration	22,524	229	22,753
Income (loss) from operations	877	(1,858)	(981)
Finance and other costs	(1,736)	(25)	(1,761)
Income before taxes	7,701	(1,883)	5,818
Deferred income tax recovery (expense)	(2,036)	489	(1,547)
Net income	5,148	(1,394)	3,754
Comprehensive income	2,908	(1,394)	1,514
Income per share - basic and diluted	0.13	(0.03)	0.10
Continuing operations	0.12	(0.03)	0.09
Discontinued operations	0.01	—	0.01

Consolidated statements of cash flows - three months ended
Investing activities
Restricted cash	—	(830)	(830)
Net cash used in investing activities	814	(830)	(16)
Increase in cash and cash equivalents	2,946	(830)	2,116
Decrease in restricted cash	(898)	898	—
Cash and cash equivalents, beginning of period	113,439	22,656	136,095
Cash and cash equivalents, end of period	115,487	22,723	138,210

September 30, 2024 - (Unaudited)	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	84,921	22,648	107,569
Restricted cash	66,678	(22,648)	44,030
Inventory	170,986	(1,604)	169,382
Total current assets	417,675	(1,604)	416,071
Property, plant and equipment	276,482	(261)	276,221
Deferred tax assets	14,621	482	15,103
Total assets	808,774	(1,383)	807,391
Liabilities
Lease liabilities long term	38,397	515	38,912
Deficit	(6,381,444)	(1,898)	(6,383,342)
Total liabilities and equity	808,774	(1,383)	807,391

Consolidated statements of income (loss) and comprehensive income (loss) - six months ended
Cost of sales	95,239	1,604	96,843
Gross profit	86,711	(1,604)	85,107
General and administration	44,560	458	45,018
Loss from operations	(1,515)	(2,062)	(3,577)
Finance and other costs	(3,872)	(54)	(3,926)
Income before taxes	8,304	(2,116)	6,188
Deferred income tax recovery (expense)	—	482	482
Net loss	(7,817)	(1,634)	(9,451)
Comprehensive loss	(16,046)	(1,634)	(17,680)
Income (loss) per share - basic and diluted	(0.10)	(0.03)	(0.13)
Continuing operations	0.16	(0.03)	0.13
Discontinued operations	(0.26)	—	(0.26)

Consolidated statements of cash flows - six months ended
Investing activities
Restricted cash	—	(903)	(903)
Net cash used in investing activities	(2,824)	(903)	(3,727)
Financing activities
Decrease in restricted cash	(898)	898	—
Net cash used in financing activities	(3,242)	898	(2,344)
Decrease in cash and cash equivalents	(28,518)	(5)	(28,523)
Cash and cash equivalents, beginning of period	113,439	22,656	136,095
Cash and cash equivalents, end of period	84,921	22,648	107,569

December 31, 2024 - (Unaudited)	Previously reported	Adjustments	Adjusted
Consolidated statement of financial position	$	$	$
Assets
Cash and cash equivalents	108,711	23,914	132,625
Restricted cash	71,467	(23,914)	47,553
Inventory	192,385	(5,663)	186,722
Total current assets	494,211	(5,663)	488,548
Property, plant and equipment	270,660	(261)	270,399
Deferred tax assets	—	1,700	1,700
Total assets	866,521	(4,224)	862,297
Liabilities
Lease liabilities long term	36,904	792	37,696
Deficit	(6,353,069)	(5,016)	(6,358,085)
Total liabilities and equity	866,521	(4,224)	862,297

Consolidated statements of income (loss) and comprehensive income (loss) - nine months ended
Cost of sales	136,057	5,662	141,719
Gross profit	165,706	(5,662)	160,044
General and administration	68,003	702	68,705
Income from operations	35,341	(6,364)	28,977
Finance and other costs	(5,814)	(88)	(5,902)
Income before taxes	40,373	(6,452)	33,921
Deferred income tax recovery (expense)	4	1,700	1,704
Net income	23,526	(4,752)	18,774
Comprehensive income	15,042	(4,752)	10,290
Income (loss) per share - basic	0.48	(0.09)	0.39
Continuing operations	0.74	(0.09)	0.65
Discontinued operations	(0.26)	—	(0.26)
Income (loss) per share - diluted	0.47	(0.09)	0.38
Continuing operations	0.73	(0.09)	0.64
Discontinued operations	(0.26)	—	(0.26)

Consolidated statements of cash flows - nine months ended
Investing activities
Restricted cash	—	(4,426)	(4,426)
Net cash used in investing activities	(6,036)	(4,426)	(10,462)
Financing activities
Decrease in restricted cash	(5,687)	5,687	—
Net cash used in financing activities	(8,686)	5,687	(2,999)
Decrease in cash and cash equivalents	(4,728)	1,261	(3,467)
Cash and cash equivalents, beginning of period	113,439	22,656	136,095
Cash and cash equivalents, end of period	108,711	23,914	132,625